Submission	Mar. 25, 2026
Submission [Line Items]
Central Index Key	0001738008
Registrant Name	Hedge Fund Guided Portfolio Solution
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A